Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Furniture and office equipment | Minimum
Property, plant and equipment
Useful Life	2 years
Furniture and office equipment | Maximum
Property, plant and equipment
Useful Life	7 years
Exploration equipment and facilities | Minimum
Property, plant and equipment
Useful Life	2 years
Exploration equipment and facilities | Maximum
Property, plant and equipment
Useful Life	20 years
Mining plant and equipment (development) | Minimum
Property, plant and equipment
Useful Life	3 years
Mining plant and equipment (development) | Maximum
Property, plant and equipment
Useful Life	20 years